Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	$ 1,369,872	$ 1,349,805
Less: accumulated amortization	489,616	384,948
Intangible assets, net	880,256	964,857
Prepaid patented licenses [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	1,338,205	1,322,820
Less: accumulated amortization	462,803	360,212
Intangible assets, net	875,402	962,608
Computer software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	31,667	26,985
Less: accumulated amortization	26,813	24,736
Intangible assets, net	$ 4,854	$ 2,249